Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Dec. 31, 2014
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 282,578,957 and 260,204,642 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
USD ($)

Dec. 31, 2014
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 282,578,957 and 260,204,642 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
CNY

Dec. 31, 2013
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 282,578,957 and 260,204,642 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
CNY

Dec. 31, 2014
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
USD ($)

Dec. 31, 2014
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
CNY

Dec. 31, 2013
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
CNY

Current assets:
Cash and cash equivalents	$ 207,241	1,285,847	845,138	[1]
Term deposits and short term investments	6,447	40,000	556,672	[1]
Restricted cash	0	0	10,000
Accounts receivable, net	79,549	493,569	353,379
Amounts due from related parties	28,402	176,224	125,158
Prepayments and other current assets	6,883	42,703	27,911
Deferred tax assets	3,959	24,565	22,779
Total current assets	332,481	2,062,908	1,941,037
Non-current assets:
Property and equipment, net	14,456	89,694	95,126
Intangible assets, net	2,404	14,913	7,919
Available-for-sale investment	12,425	77,093	0
Equity investments	11,101	68,880	0
Other non-current assets	2,150	13,342	12,678
Total non-current assets	42,536	263,922	115,723
Total assets	375,017	2,326,830	2,056,760
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB381,897 and RMB581,781 (US$93,767) as of December 31, 2013 and 2014, respectively. Note 1):
Accounts payable	43,774	271,599	218,604
Amounts due to related parties	3,625	22,489	21,034
Advances from customers	2,835	17,587	10,732
Taxes payable	14,334	88,938	58,140
Salary and welfare payable	16,935	105,073	98,831
Accrued expenses and other current liabilities	13,910	86,307	62,153
Total current liabilities	95,413	591,993	469,494
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB12,231 and RMB18,179 (US$2,929) as of December 31, 2013 and 2014, respectively. Note 1):
Deferred tax liabilities	211	1,312	0
Long-term liabilities	2,718	16,867	12,231
Total non-current liabilities	2,929	18,179	12,231
Total liabilities	98,342	610,172	481,725
Commitments and contingencies (Note 21)
Shareholders' equity:
Ordinary shares					2,785	17,278	18,530	3,554	22,053	22,053
Additional paid-in capital	255,815	1,587,227	1,734,993
Treasury stock (nil and 2,039,656 shares as of December 31, 2013 and 2014, respectively)	(2,156)	(13,379)	0
Statutory reserves	10,632	65,968	50,330
(Accumulated deficit)/Retained earnings	8,518	52,852	(194,601)
Accumulated other comprehensive loss	(2,473)	(15,341)	(60,127)
Total Phoenix New Media Limited shareholders' equity	276,675	1,716,658	1,571,178
Noncontrolling interests	0	0	3,857
Total shareholders' equity	276,675	1,716,658	1,575,035
Total liabilities and shareholders' equity	$ 375,017	2,326,830	2,056,760

[1]	Revised. In 2014, the classification of certain highly liquid principal-guaranteed investments products ("Products") reported as cash and cash equivalents were re-assessed and it was determined that these Products should have been classified as term deposits and short term investments to properly reflect the nature of these assets. These 2013 financial statements have been revised to present them as such.